UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.	Name and address of Issuer:
BBH Trust
140 Broadway
New York, NY 10005

2.	The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
BBH U.S. Government Money Market Fund

3.	Investment Company Act File Number:	811-21829

	Securities Act File Number:	333-129342

4(a).	Last day of fiscal year for which this notice is filed:	June 30, 2019

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

4(c).	[ ] Check the box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):	$ 7,032,223,805.00

(ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$ 6,615,829,390.00

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce
	registration fees payable to the Commission:	$ -

(iv) Total available redemption credits
	[add Items 5(ii) and 5(iii)]:	$ 6,615,829,390

(v) Net sales - if Item 5(i) is greater
than Item 5(iv)[subtract Item 5(iv)
	from Item 5(i)]:	$416,394,415

(vi) Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv)[subtract Item
	5(iv) from Item 5(i):	$ -

(vii) Multiplier for determining registration fee
	(See Instruction C.9)	0.0001212

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
	(enter "0" if no fee is due):	$50,467.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an
amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,
	then report the amount of securities (number of shares or other units) deducted here:	N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
	issuer in future fiscal years, then state that number here:	N/A

7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D):	$0

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:	$50,467.00

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository: September 27, 2019

Method of Delivery:

[ x ] Wire Transfer
[ ] Mail or other means

SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer/Chief Financial Officer

Date: September 27, 2019

*Please print the name and title of the signing officer below the signature.